Taxes on Income (Details 1) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Legal and regulatory settlements		$ 305	$ 6
Employee compensation		98	72
Accrued expenses		107	136
Postretirement benefits		140	32
Unearned revenue		24	55
Allowance for doubtful accounts		12	15
Loss carryforwards		29	28
Other		12	10
Total deferred tax assets		727	354
Deferred tax liabilities:
Goodwill and intangible assets		(377)	(379)
Fixed assets		(11)	(55)
Other		0	0
Total deferred tax liabilities		(388)	(434)
Net deferred income tax asset (liability) before valuation allowance		339	(80)
Valuation allowance		(12)	(5)
Net deferred income tax asset (liability)		327	(85)
Reported as:
Current deferred tax assets	$ 203	363	108
Current deferred tax liabilities		(2)	(10)
Non-current deferred tax assets		22	23
Non-current deferred tax liabilities	$ (87)	(56)	(206)
Net deferred income tax asset (liability)		$ 327	$ (85)